22. Segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 18,822	$ 18,602	$ 21,645
Geographical analysis of long-lived assets	811	889
The PRC
Revenue	10,950	12,392	15,867
Geographical analysis of long-lived assets	279	321
Hong Kong
Revenue	6,177	5,919	5,511
Geographical analysis of long-lived assets	532	568
Others
Revenue	$ 1,695	$ 291	$ 267